UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/01

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vontobel USA Inc.
Address: 450 Park Avenue 7th Floor

         New York, NY  10022

13F File Number:  28-04490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Mastoloni
Title:     Vice President/Compliance Officer
Phone:     212-415-7051

Signature, Place, and Date of Signing:

     /s/  Joseph Mastoloni     New York, NY     February 14, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $379,246 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                              TITLE
                              OF                          VALUE SHARES/ SH/PUT/INVSTMTOTHER             VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP    (x$1000) PRN AMT PRNCALLDSCRETNMANAGERS        SOLE  SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Ace Ltd                       ORD             G0070K103    7350  183050 SH     SOLE                 183050       0       0
Aegon N V                     ORD. AMER. REG. 007924103     455   16950 SH     SOLE                  16950       0       0
Aflac Inc                     COM             001055102    1870   76000 SH     SOLE                  76000       0       0
American Intl Group Inc       COM             026874107   21460  270281 SH     SOLE                 270281       0       0
Anheuser Busch Cos Inc        COM             035229103    5540  122500 SH     SOLE                 122500       0       0
Banco Latinoamericano DE      CL E            P16994132    1580   56300 SH     SOLE                  56300       0       0
Banco Santander Cent Hisp     ADR             05964H105    3245  390800 SH     SOLE                 390800       0       0
Berkshire Hathaway Inc  Del   CL A            084670108   40750     539 SH     SOLE                    539       0       0
Berkshire Hathaway Inc  Del   CL B            084670207     455     180 SH     SOLE                    180       0       0
California Center Bank        COM             13007A103    2205  218169 SH     SOLE                 218169       0       0
Chubb Corp                    COM             171232101   21450  310855 SH     SOLE                 310855       0       0
Cincinnati Finl Corp          COM             172062101   20250  530773 SH     SOLE                 530773       0       0
Coca-Cola Femsa SA DE CV      SPON ADR REP L  191241108    2295  114200 SH     SOLE                 114200       0       0
Corus Bankshares Inc          COM             220873103    4231   93200 SH     SOLE                  93200       0       0
CVS Corp                      COM             126650100    2175   73400 SH     SOLE                  73400       0       0
Disney Walt Co                COM             254687106    6670  322000 SH     SOLE                 322000       0       0
Dr  Reddys Labs Ltd           ADR             256135203    2215  116900 SH     SOLE                 116900       0       0
Elan PLC                      ADR             284131208    9140  202825 SH     SOLE                 202825       0       0
Embraer-Empresa Brasileira    SP ADR PFD SHS  29081M102    1660   75000 SH     SOLE                  75000       0       0
Federal Home Loan Mortgage    COM             313400301   28440  434900 SH     SOLE                 434900       0       0
Federal National Mortgage     COM             313586109   27680  348168 SH     SOLE                 348168       0       0
Fomento Economico Mexicano    SPON ADR UNITS  344419106     690   19900 SH     SOLE                  19900       0       0
Gannett Co                    COM             364730101   10165  151200 SH     SOLE                 151200       0       0
Golden West Finl Corp  Del    COM             381317106   18735  318325 SH     SOLE                 318325       0       0
HDFC Bank Ltd                 ADR REPS 3 SHS  40415F101     715   49100 SH     SOLE                  49100       0       0
Health Management Associates  COM             421933102    2775  150850 SH     SOLE                 150850       0       0
Hershey Foods Corp            COM             427866108    4335   64000 SH     SOLE                  64000       0       0
IPC Holdings Ltd              COM             G4933P101    7600  256750 SH     SOLE                 256750       0       0
Knight Ridder Inc             COM             499040103    8390  129150 SH     SOLE                 129150       0       0
Markel Corp                   COM             570535104   25520  142045 SH     SOLE                 142045       0       0
Matav-Cable Sys Media LTD     Spons ADR       576561104     650   38200 SH     SOLE                  38200       0       0
Mercury General Corp  New     COM             589400100   20500  469550 SH     SOLE                 469550       0       0
Old Republic International    COM             680223104   21335  761632 SH     SOLE                 761632       0       0
Pertoleo Brasileiro SA        SPONSORED ADR   71654V408    3175  136200 SH     SOLE                 136200       0       0
PT Telekomunikasi Indonesia   SPONSORED ADR   715684106     850  146400 SH     SOLE                 146400       0       0
Royal Dutch Pete Co           NY REG GLD 1.25 780257804     225    4592 SH     SOLE                   4592       0       0
Tele Norte Leste Part SA      SPON ADR PFD    879246106     880   56300 SH     SOLE                  56300       0       0
Telefonos De Mexico SA        SP ADR REP ORD  879403780    2845   81200 SH     SOLE                  81200       0       0
Torchmark Corp                COM             891027104    8175  207800 SH     SOLE                 207800       0       0
Unumprovident Corp            COM             91529Y106    7360  277676 SH     SOLE                 277676       0       0
Washington Post Co            CL B            939640108    6200   11700 SH     SOLE                  11700       0       0
Watts Industries Inc          CL. A           942749102   10940  729075 SH     SOLE                 729075       0       0
Wells Fargo & Co  Del         COM             949740104    6070  139580 SH     SOLE                 139580       0       0